UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/2011
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings
                                       entries.
Institutional Investment Manager Filing this Report:

Name:       Southeastern Asset Management, Inc.
Address:    6410 Poplar Avenue, Suite 900
            Memphis, Tennessee  38119

Form 13F File Number:  28-1399

The institutional investment manager filing this report and the person signing the report hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered to be integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew R. McCarroll
Title:     General Counsel
Phone:     901-761-2474

Signature, Place, and Date of Signing:

/s/Andrew R. McCarroll          Memphis, Tennessee            11/14/2011
Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   		1

Form 13F Information Table Entry Total:        		       86

Form 13f Information Table Value Total:                 21212424
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.       Form 13F File Number         Name

     01        28-N/A                       Longleaf Partners Funds Trust,
                                            an investment company registered
                                            under the Investment Company Act
                                            of 1940 (File # 811-4923) on behalf
                                            of one or more of its three series:
                                            Longleaf Partners Fund
                                            Longleaf Partners Small-Cap Fund
                                            Longleaf Partners International Fund

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100   212379  4152900 SH       Sole                  3352900            800000
                                                            378027  7392000 SH       Defined 01            7392000
Aon Corporation                COM              037389103   530718 12642170 SH       Sole                 10182170           2460000
                                                            438389 10442812 SH       Defined 01           10442812
Bank of New York Mellon Corpor COM              064058100   426270 22930085 SH       Sole                 19101885           3828200
                                                            332387 17879895 SH       Defined 01           17879895
Berkshire Hathaway Inc. Class  COM              084670702     9107   128200 SH       Sole                   128200
CEMEX S.A.B. de C.V. ADR       COM              151290889   351084 111102630 SH      Sole                 91782863          19319767
                                                            209238 66214507 SH       Defined 01           66214507
Chesapeake Energy Corporation  COM              165167107  1550012 60665848 SH       Sole                 51777176           8888672
                                                            700340 27410576 SH       Defined 01           27410576
Dell Inc.                      COM              24702R101  1594132 112739212 SH      Sole                 96138274          16600938
                                                            477989 33804000 SH       Defined 01           33804000
Dillard's Inc.                 COM              254067101     2061    47407 SH       Sole                                      47407
                                                            159971  3679180 SH       Defined 01            3679180
DineEquity Inc                 COM              254423106     5904   153400 SH       Sole                   105000             48400
                                                            114627  2978100 SH       Defined 01            2978100
DIRECTV Cl A                   COM              25490A101  1001621 23695794 SH       Sole                 19800194           3895600
                                                            450942 10668141 SH       Defined 01           10668141
Everest Re Group Ltd.          COM              G3223R108   311144  3919683 SH       Sole                  3048200            871483
                                                            105972  1335000 SH       Defined 01            1335000
Fair Isaac Corporation         COM              303250104     2819   129127 SH       Sole                    74078             55049
                                                              8217   376400 SH       Defined 01             376400
FedEx Corporation              COM              31428X106   445175  6577652 SH       Sole                  5614552            963100
                                                            319653  4723000 SH       Defined 01            4723000
Global Crossing Ltd.           COM              G3921A175   229047  9579550 SH       Sole                  8754550            825000
                                                              4646   194300 SH       Defined 01             194300
Ingersoll-Rand PLC             COM              G47791101    20882   743394 SH       Sole                   743394
                                                             72155  2568711 SH       Defined 01            2568711
InterContinental Hotels Group  COM              45857P301   160053  9953533 SH       Sole                  8151433           1802100
                                                             21406  1331245 SH       Defined 01            1331245
Lamar Advertising Company      COM              512815101     1448    85000 SH       Sole                                      85000
                                                            110542  6491000 SH       Defined 01            6491000
Level 3 Communications Inc.    COM              52729N100   358782 240793439 SH      Sole                203049490          37743949
                                                            320184 214888754 SH      Defined 01          214888754
Liberty Interactive Corporatio COM              53071M104   501135 33952205 SH       Sole                 27384236           6567969
                                                            316326 21431321 SH       Defined 01           21431321
Loews Corporation              COM              540424108   845347 24467365 SH       Sole                 20526365           3941000
                                                            478621 13853000 SH       Defined 01           13853000
Madison Square Garden Company  COM              55826P100     1630    71500 SH       Sole                                      71500
                                                            123234  5405000 SH       Defined 01            5405000
Markel Corporation             COM              570535104   119999   336008 SH       Sole                   257535             78473
                                                            125582   351642 SH       Defined 01             351642
Martin Marietta Materials Inc. COM              573284106   226926  3589470 SH       Sole                  3009370            580100
                                                            124607  1971000 SH       Defined 01            1971000
Murphy Oil Corporation         COM              626717102     6081   137700 SH       Sole                   137700
News Corporation - Class A     COM              65248E104   466127 30111554 SH       Sole                 26282554           3829000
                                                            346014 22352305 SH       Defined 01           22352305
Potlatch Corporation           COM              737630103     1202    38142 SH       Sole                                      38142
                                                             84756  2688952 SH       Defined 01            2688952
Quicksilver Resources Inc.     COM              74837R104     1075   141760 SH       Sole                                     141760
                                                            112479 14838952 SH       Defined 01           14838952
Royal Philips Electronics ADR  COM              500472303   353755 19718799 SH       Sole                 16252999           3465800
                                                             65801  3667831 SH       Defined 01            3667831
Saks Incorporated              COM              79377W108     2905   332000 SH       Sole                   332000
                                                            116209 13281000 SH       Defined 01           13281000
Scripps Networks Interactive   COM              811065101     1227    33000 SH       Sole                                      33000
                                                            106529  2866000 SH       Defined 01            2866000
Service Corporation Internatio COM              817565104   139181 15194484 SH       Sole                 11839584           3354900
                                                            159856 17451523 SH       Defined 01           17451523
Telephone and Data Systems Inc COM              879433860    18922   957116 SH       Sole                   542599            414517
                                                             23411  1184171 SH       Defined 01            1184171
Texas Industries Inc.          COM              882491103    21672   682800 SH       Sole                   619300             63500
                                                            225513  7105000 SH       Defined 01            7105000
The Travelers Companies Inc.   COM              89417E109   427201  8766700 SH       Sole                  7595700           1171000
                                                            369783  7588400 SH       Defined 01            7588400
The Washington Post Company    COM              939640108    25275    77301 SH       Sole                    73115              4186
                                                             94494   289000 SH       Defined 01             289000
tw telecom inc.                COM              87311L104   274546 16619029 SH       Sole                 14107252           2511777
                                                            184200 11150100 SH       Defined 01           11150100
Vail Resorts Inc.              COM              91879Q109     1398    37000 SH       Sole                                      37000
                                                            128637  3404000 SH       Defined 01            3404000
Vodafone Group Plc ADR         COM              92857W209    88712  3457219 SH       Sole                  2947219            510000
                                                             42217  1645235 SH       Defined 01            1645235
Vulcan Materials Company       COM              929160109    56800  2060968 SH       Sole                  1542868            518100
                                                            295005 10704110 SH       Defined 01           10704110
Walt Disney Company            COM              254687106   664711 22039488 SH       Sole                 18295188           3744300
                                                            348740 11563000 SH       Defined 01           11563000
Wendy's Company                COM              95058W100     4053   883000 SH       Sole                   883000
                                                            136346 29705000 SH       Defined 01           29705000
Willis Group Holdings PLC      COM              G96666105   175777  5114255 SH       Sole                  4101255           1013000
                                                            279188  8123000 SH       Defined 01            8123000
Yum! Brands Inc.               COM              988498101   605526 12260100 SH       Sole                 10193100           2067000
                                                            316648  6411170 SH       Defined 01            6411170
Level 3 Communications Inc. Co CONV             52729NBM1   128455 100062000 PRN     Defined 01          100062000
Level 3 Communications Inc. Co CONV             52729NBR0    11264  8000000 PRN      Sole                  8000000